Net investment in lease (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Net Investment in Lease

	2024	2023
Undiscounted lease receivable	$4,223.3	$2,706.5
Unearned interest income	(2,008.8)	(1,277.7)
Net investment in lease	$2,214.5	$1,428.8

	2024	2023
Net investment in lease	$2,214.5	$1,428.8
Current portion of net investment in lease	(53.2)	(33.7)
Long-term portion of net investment in lease	$2,161.3	$1,395.1

Schedule of Minimum Lease Receivable from Direct Financing Leases
At December 31, 2024, the undiscounted minimum cash flow related to lease receivable on direct financing leases are as follows:

2025	$238.0
2026	238.0
2027	238.0
2028	238.7
2029	238.0
Thereafter	3,032.6
$4,223.3